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                                                      [SHIP LOGO VANGUARD /(R)/]
                                                                   P.O. Box 2600
                                                    Valley Forge, PA  19482-2600

                                                                    610-669-2627
                                                   Laura_J_Merianos@vanguard.com

March 26, 2007




U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549


RE:  VANGUARD FIXED INCOME SECURITIES FUNDS (THE "TRUST")
     FILE NO.  2-47371
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Commissioners:

Enclosed is the 82nd Post-Effective Amendment to the Trust's registration statement on Form N-1A, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. The purposes of this Amendment are to: (1) make a change to the portfolio managers for Vanguard High-Yield Corporate Bond Fund, (2) make a change to Vanguard Inflation-Protected Securities Fund's primary risks; and
(3) make a revision to the primary investment strategies for the Vanguard Short-Term Treasury, Short-Term Federal, and Short-Term Investment Grade Bond Funds with respect to the dollar-weighted average maturity, and (4) effect a number of non-material editorial changes.



Pursuant to Rule 485(a) under the Securities Act of 1933, we request that this Amendment be declared effective on May 31, 2007. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485 (b) filing that will include: (1) text addressing any SEC staff comments; and (2) updated financial statements for each series of the Trust for the fiscal year ended December 31, 2006. Pursuant to Rule 485 (d)(2), the Rule 485(b) filing will designate as its effective date the same date on which we have requested that this 485 (a) filing be declared effective. Please contact me at (610) 669-2627 with any questions or comments that you have concerning the enclosed Amendment.







Laura J. Merianos
Associate Counsel



cc: Christian Sandoe, Esquire
  U.S. Securities & Exchange Commission